PROPERTY, PLANT AND EQUIPMENT (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,017
Additions	145
Disposals	(1)
Depreciation expense	(139)
Transfer and other changes	(14)
Effect of changes in foreign exchange rates	(15)
Ending balance	1,993
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	3,969
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,976)
Land and Property Rights
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23
Additions	0
Disposals	0
Depreciation expense	0
Transfer and other changes	1
Effect of changes in foreign exchange rates	0
Ending balance	24
Land and Property Rights | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	43
Land and Property Rights | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(19)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	381
Additions	4
Disposals	0
Depreciation expense	(15)
Transfer and other changes	9
Effect of changes in foreign exchange rates	(2)
Ending balance	377
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	645
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(268)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,387
Additions	30
Disposals	(1)
Depreciation expense	(116)
Transfer and other changes	64
Effect of changes in foreign exchange rates	(12)
Ending balance	1,352
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	2,988
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(1,636)
Construction Work in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	211
Additions	109
Disposals	0
Depreciation expense	(1)
Transfer and other changes	(89)
Effect of changes in foreign exchange rates	(1)
Ending balance	229
Construction Work in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	241
Construction Work in Progress | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	(12)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	15
Additions	2
Disposals	0
Depreciation expense	(7)
Transfer and other changes	1
Effect of changes in foreign exchange rates	0
Ending balance	11
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	52
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Ending balance	€ (41)